MATERIAL ACCOUNTING POLICIES, Basis of Consolidation (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Basis of consolidation [Abstract]
Assets		S/ 238,840,188	S/ 235,414,157	[1]	S/ 243,443,872	[1]
Liabilities		205,733,123	205,818,944	[1]	216,611,348	[1]
Equity		33,107,065	29,595,213	[1]	26,832,524	[1]	S/ 25,445,647
Net profit (loss)		4,959,878	4,760,110		3,671,829
Impairment on goodwill		S/ 71,959	S/ 0		S/ 0
Grupo Credito S.A. and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[2]	Holding, Peru
Percentage of interest (direct and indirect)	[2]	100.00%	100.00%
Assets	[2]	S/ 213,520,111	S/ 211,585,283
Liabilities	[2]	181,336,108	181,786,223
Equity	[2]	32,184,003	29,799,060
Net profit (loss)	[2]	S/ 4,562,831	S/ 4,598,002
Pacifico Compania de Seguros y Reaseguros S.A and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[3]	Insurance, Peru
Percentage of interest (direct and indirect)	[3]	98.86%	98.86%
Assets	[3]	S/ 16,549,171	S/ 15,895,361
Liabilities	[3]	13,443,688	13,486,189
Equity	[3]	3,105,483	2,409,172
Net profit (loss)	[3]	S/ 803,384	S/ 460,326
Atlantic Security Holding Corporation and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[4]	Capital Markets, Cayman Islands
Percentage of interest (direct and indirect)	[4]	100.00%	100.00%
Assets	[4]	S/ 6,870,781	S/ 9,536,197
Liabilities	[4]	5,729,744	7,643,879
Equity	[4]	1,141,037	1,892,318
Net profit (loss)	[4]	S/ 474,780	S/ 228,474
Credicorp Capital Ltd. and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[5]	Capital Markets and asset management, Bermuda
Percentage of interest (direct and indirect)	[5]	100.00%	100.00%
Assets	[5]	S/ 5,817,259	S/ 4,504,629
Liabilities	[5]	4,655,097	3,559,262
Equity	[5]	1,162,162	945,367
Net profit (loss)	[5]	S/ (135,495)	S/ 31,089
CCR Inc. [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[6]	Special purpose Entity, Bahamas
Percentage of interest (direct and indirect)	[6]	100.00%	100.00%
Assets	[6]	S/ 347	S/ 388
Liabilities	[6]	69	4
Equity	[6]	278	384
Net profit (loss)	[6]	S/ (106)	S/ (646)
Banco de Credito del Peru and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[7]	Banking, Peru
Percentage of interest (direct and indirect)	[7]	97.74%	97.74%
Assets	[7]	S/ 193,804,856	S/ 193,278,232
Liabilities	[7]	168,645,448	170,005,995
Equity	[7]	25,159,408	23,272,237
Net profit (loss)	[7]	S/ 4,583,662	S/ 4,683,775
Inversiones Credicorp Bolivia S.A. and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[8]	Banking, Bolivia
Percentage of interest (direct and indirect)	[8]	99.92%	99.92%
Assets	[8]	S/ 13,558,260	S/ 12,740,036
Liabilities	[8]	12,740,067	11,826,789
Equity	[8]	818,193	913,247
Net profit (loss)	[8]	S/ 84,898	S/ 80,377
Prima AFP [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[9]	Private pension fund administrator, Peru
Percentage of interest (direct and indirect)	[9]	100.00%	100.00%
Assets	[9]	S/ 740,728	S/ 734,966
Liabilities	[9]	240,656	238,177
Equity	[9]	500,072	496,789
Net profit (loss)	[9]	S/ 149,549	S/ 109,511
Tenpo SpA and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[10]	Holding, Chile
Percentage of interest (direct and indirect)	[10]	100.00%	100.00%
Assets	[10]	S/ 387,355	S/ 242,754
Liabilities	[10]	185,502	90,186
Equity	[10]	201,853	152,568
Net profit (loss)	[10]	S/ (111,692)	S/ (124,748)
Credicorp Holding Colombia S.A.S. And Subsidiaries [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)	[11]	100.00%	100.00%
Assets	[11]	S/ 4,803,072	S/ 2,889,479
Liabilities	[11]	3,997,781	2,322,263
Equity	[11]	805,291	567,216
Net profit (loss)	[11]	S/ (163,342)	S/ 16,198
Credicorp Capital Holding Chile And Subsidiaries [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)	[12]	100.00%	100.00%
Assets	[12]	S/ 681,338	S/ 1,194,663
Liabilities	[12]	502,248	1,000,676
Equity	[12]	179,090	193,987
Net profit (loss)	[12]	S/ (10,716)	S/ 12,658
Credicorp Capital Holding Peru S.A. And Subsidiaries [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)	[13]	100.00%	100.00%
Assets	[13]	S/ 296,083	S/ 374,768
Liabilities	[13]	149,459	230,261
Equity	[13]	146,624	144,507
Net profit (loss)	[13]	S/ 4,318	S/ 5,268
Credicorp Capital Colombia S.A [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)		100.00%	100.00%
Assets		S/ 2,328,169	S/ 1,050,130
Liabilities		2,123,915	898,518
Equity		204,254	151,612
Net profit (loss)		S/ 37,120	S/ 33,045
Mibanco - Banco De La Microempresa De Colombia S.A. [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)		85.58%	85.58%
Assets		S/ 2,113,333	S/ 1,530,270
Liabilities		1,848,607	1,289,569
Equity		264,726	240,701
Net profit (loss)		(72,608)	13,513
Mibanco [Member]
Basis of consolidation [Abstract]
Assets		16,897,800	17,225,400
Liabilities		13,902,200	14,444,800
Equity		2,995,600	2,780,600
Net profit (loss)		203,800	424,900
Impairment on goodwill		64,100
Banco De Credito De Bolivia [Member]
Basis of consolidation [Abstract]
Assets		13,500,900	12,697,800
Liabilities		12,612,300	11,838,000
Equity		888,600	859,800
Net profit (loss)		S/ 83,100	S/ 68,000

[1]	See note 3(b).
[2]	Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. we present the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes:
[3]	Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales, Crediseguro Seguros Generales and Pacifico Asiste and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.
[4]	Its most important subsidiary is ASB Bank Corp. (merged with Atlantic Security Bank on August 2021, was established in September 9, 2020 in the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.
[5]	Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco – Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes:
[6]	CCR Inc. was incorporated in the year 2000. Its main activity is to manage funding granted to BCP by foreign financial entities or investors. These loans matured in the course of 2022 and were guaranteed by transactions carried out by BCP.
[7]	BCP was established in 1889 and its activities are regulated by the Superintendency of Banks, Insurance and Pension Funds -Perú (the authority that regulates banking, insurance and pension funds activities in Perú, hereinafter “the SBS”).
[8]	Inversiones Credicorp Bolivia S.A. (hereinafter “ICBSA”) was established in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.
[9]	Prima AFP is a private pension fund and its activities are regulated by the SBS.
[10]	Tenpo SpA (hereinafter “Tenpo”, before “Krealo SpA”) was established in Chile in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Tenpo (Krealo SpA) acquired Tenpo Technologies SpA (before “Tenpo SpA”) and Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”).
[11]	Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons.
[12]	Credicorp Holding Chile was incorporated in Chile on July 18, 2012, and aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.
[13]	Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, and aims to be the Peruvian holding of investment banking. Its main subsidiary Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.